BASIC AND DILUTED INCOME PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Summary of Income Per Share Calculation
Basic net income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the period (amounts are in USD thousand except shares and per share amounts).

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Net (loss) income for the period attributable to shareholders	(13,415)	6,930	(2,181)	14,229
Weighted-average number of ordinary shares, basic	35,679,467	36,724,946	35,627,074	36,906,748
Net (loss) income per share attributable to shareholders, basic	(0.38)	0.19	(0.06)	0.39

Net (loss) income for the period attributable to shareholders	(13,415)	6,930	(2,181)	14,229
Weighted-average number of ordinary shares, diluted	35,679,467	36,990,785	36,244,021	37,212,252
Net (loss) income per share attributable to shareholders, diluted	(0.38)	0.19	(0.06)	0.38

The calculation of diluted income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Weighted-average number of ordinary shares (basic)	35,679,467	36,724,946	35,627,074	36,906,748
Effect of share options and warrants	—	265,839	275,710	305,504
Unvested ordinary shares	—	—	341,237	—
Weighted-average number of ordinary shares (diluted)	35,679,467	36,990,785	36,244,021	37,212,252